Property, plant and equipment - Narrative (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 4,455	£ 4,089	£ 4,014
Government grants	143	140
Exceptional accelerated depreciation and impairment		35
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,162	1,073
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21	25
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18	20
Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	18
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34	35	41
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176	163	£ 172
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	164	147
Property plant and equipment under finance leases
Disclosure of detailed information about property, plant and equipment [line items]
Finance leases	230	231
Depreciation expense	£ (12)	£ (16)
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	25 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
United National Breweries | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	£ (14)